FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Abstract]
Disclosure of detailed information about financial instruments

As at December 31, 2019	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV - Hedging Instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$158.8	$—	$158.8
Trade and other receivables	3.4	—	—	—	3.4
Investments in equity securities (i)	—	8.4	—	—	8.4
Warrants	—	—	2.8	—	2.8
Derivative assets - Hedging instruments	—	—	—	0.1	0.1
Derivative assets - Non-hedge	—	—	3.8	—	3.8
Other financial assets	8.6	—	—	—	8.6
Total financial assets	$12.0	$8.4	$165.4	$0.1	$185.9

Financial liabilities
Total debt	$1,047.9	$—	$—	$—	$1,047.9
Trade and other payables	219.5	—	—	—	219.5
Derivative liabilities - Hedging instruments	—	—	—	1.8	1.8
Other financial liabilities	171.1	—	—	—	171.1
Total financial liabilities	$1,438.5	$—	$—	$1.8	$1,440.3

As at December 31, 2018	Amortized cost	FVOCI - equity instruments	Mandatorily at FVTPL - others	FV- Hedging instruments	Total
Financial assets
Cash and cash equivalents	$—	$—	$98.5	$—	$98.5
Trade and other receivables	10.3	—	—	—	10.3
Receivables from provisional metal sales	—	—	14.0	—	14.0
Investments in equity securities (i)	—	9.1	—	—	9.1
Warrants	—	—	0.5	—	0.5
Derivative assets - Hedging instruments	—	—	—	1.6	1.6
Derivative assets - Non-hedge	—	—	2.0	—	2.0
Other financial assets	13.1	—	—	—	13.1
Total financial assets	$23.4	$9.1	$115.0	$1.6	$149.1

Financial liabilities
Total debt	$1,758.7	$—	$—	$—	$1,758.7
Trade and other payables	294.8	—	—	—	294.8
Derivative liabilities - Hedging instruments	—	—	—	5.9	5.9
Derivative liabilities - Non-hedge	—	—	0.6	—	0.6
Other financial liabilities	129.9	—	—	—	129.9
Total financial liabilities	$2,183.4	$—	$0.6	$5.9	$2,189.9

Disclosure of financial assets by categories

As at December 31,	2019	2018
Derivative assets (Note 17)	$3.9	$3.6
Loans and other receivables	8.6	13.1
Investments in financial securities	11.2	9.6
	$23.7	$26.3
Current	$8.5	$7.4
Non-current	15.2	18.9
	$23.7	$26.3

Disclosure of fair value measurement of assets

	Asset derivatives		Liability derivatives
At as December 31,	2019	2018	2019	2018
Derivatives designated as hedging instruments
Currency contracts	$0.1	$1.6	$1.8	$5.9
Total derivatives designated as hedging instruments	$0.1	$1.6	$1.8	$5.9
Derivatives not designated as hedging instruments
Commodity contracts	—	2.0	—	—
DSU contracts	3.8	—	—	0.6
Total derivatives not designated as hedges	$3.8	$2.0	$—	$0.6
Total derivative instruments (Note 20 and Note 26)	$3.9	$3.6	$1.8	$6.5
alance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2019			December 31, 2018
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$158.8	$—	$158.8	$98.5	$—	$98.5
Receivables from provisional metal sales	—	—	—	—	14.0	14.0
Investments in equity securities	8.4	—	8.4	9.1	—	9.1
Warrants	—	2.8	2.8	—	0.5	0.5
Derivative related assets	—	3.9	3.9	—	3.6	3.6
	$167.2	$6.7	$173.9	$107.6	$18.1	$125.7
Liabilities
Derivative related liabilities	$—	$1.8	$1.8	$—	$6.5	$6.5
	$—	$1.8	$1.8	$—	$6.5	$6.5
Summary of Derivatives at December 31, 2019

				Notional Amount
	Average call strike price (per USD)	Average put strike price (per USD)	Remaining term	Cash flow hedge	Non-hedge	Fair value (USD)
Currency contracts
Option contracts
BRL option contracts (millions) (i)	R$3.87	R$4.36	January - December 2020	R$192.9	—	—
BRL option contracts (millions) (i)	R$3.85	R$4.32	January - June 2021	R$93.0	—	—
Forward contracts	Average FX/USD forward rate
BRL forward contracts (millions) (ii)	R$4.06		January - December 2020	R$133.2	—	(0.1)
CLP forward contracts (billions) (iii)	740.19		January - December 2020	69.6	—	(1.2)
BRL forward contracts (millions) (ii)	R$4.07		January - June 2021	R$93.0	—	(0.4)
Other	Per share value (C$)
DSU contracts (millions of DSUs) (iv)	$3.5002		January - March 2020	—	3.0	3.8
(i)The Company has designated zero cost collar option contracts as cash flow hedges for its highly probable forecasted BRL expenditure requirements. The Company has elected to only designate the change in the intrinsic value of options in the hedging relationships. The change in fair value of the time value component of options is recorded in OCI as a cost of hedging. These cash flow hedges are expected to cover approximately 53% and 45% of the BRL denominated forecasted operating costs from January 2020 to December 2020 and January 2021 to June 2021, respectively.
(ii)On November 5 and 6, 2019, the Company entered into forward contracts totalling BRL 226.2 million (approximately US$56.5 million) split evenly from January 2020 to December 2020 as well as January 2021 to June 2021 at a weighted average BRL to US Dollar forward rate of BRL 4.06 per US Dollar. These forward contracts are expected to cover approximately 37% and 45% of the BRL denominated forecasted costs from January 2020 to December 2020 and January 2021 to June 2021 respectively.
(iii)On November 5 and 6, 2019, the Company entered into forward contracts totalling CLP 69.6 billion (approximately US$94.7 million) split evenly from January 2020 to December 2020 at a weighted average Chilean Peso to US Dollar forward rate of CLP 740.19 per US Dollar. These forward contracts are expected to cover approximately 58% of the Chilean Peso denominated forecasted costs from January 2020 to December 2020.
(iv)During the first quarter of 2017, the Company entered into a derivative contract to mitigate the volatility of its share price on DSU compensation, effectively locking in the exposure of the Company for three million DSUs (approximately 80% of outstanding DSUs at the time) at a value of C$3.5002 per share.

Disclosure of fair value measurement of liabilities

	Asset derivatives		Liability derivatives
At as December 31,	2019	2018	2019	2018
Derivatives designated as hedging instruments
Currency contracts	$0.1	$1.6	$1.8	$5.9
Total derivatives designated as hedging instruments	$0.1	$1.6	$1.8	$5.9
Derivatives not designated as hedging instruments
Commodity contracts	—	2.0	—	—
DSU contracts	3.8	—	—	0.6
Total derivatives not designated as hedges	$3.8	$2.0	$—	$0.6
Total derivative instruments (Note 20 and Note 26)	$3.9	$3.6	$1.8	$6.5

The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated balance sheets at fair value on a recurring basis were categorized as follows:

	December 31, 2019			December 31, 2018
	Level 1 input	Level 2 input	Aggregate fair value	Level 1 input	Level 2 input	Aggregate fair value
Assets
Cash and cash equivalents	$158.8	$—	$158.8	$98.5	$—	$98.5
Receivables from provisional metal sales	—	—	—	—	14.0	14.0
Investments in equity securities	8.4	—	8.4	9.1	—	9.1
Warrants	—	2.8	2.8	—	0.5	0.5
Derivative related assets	—	3.9	3.9	—	3.6	3.6
	$167.2	$6.7	$173.9	$107.6	$18.1	$125.7
Liabilities
Derivative related liabilities	$—	$1.8	$1.8	$—	$6.5	$6.5
	$—	$1.8	$1.8	$—	$6.5	$6.5

Disclosure of financial liabilities by categories
Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments, other than those whose carrying amounts are a reasonable approximation of fair value:

		December 31, 2019		December 31, 2018
	Financial instrument classification	Carrying amount	Fair value (i)	Carrying amount	Fair value (i)
Debt
Senior notes	Amortized cost	$1,051.3	$1,042.2	$1,465.3	$1,455.0
(i)The Company's senior notes are accounted for at amortized cost, using the effective interest method. The fair value required to be disclosed is determined by discounting the future cash flows by a discount factor based on an interest rate of 5%, which reflects the Company's own credit risk.
Disclosure of cash flow hedge gains (losses) in AOCI
Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (“AOCI”)

	Gain (loss) recognized in cash flow hedge reserve		Gain (loss) reclassified or adjusted from cash flow hedge reserve
For the year ended December 31,	2019	2018	2019	2018
Exchange rate risk
Currency option contracts	(4.3)	(15.9)	9.3	3.4
	$(4.3)	$(15.9)	$9.3	$3.4
Time value of option contracts excluded from hedge relationship	(1.3)	5.4	—	—
	$(5.6)	$(10.5)	$9.3	$3.4

Disclosure of realized and unrealized gains (losses) on derivatives
The net gain (loss) on derivatives not designated as hedging instruments was comprised of the following:

For the years ended December 31,	2019	2018
Realized gains (losses)
Commodity contracts	2.9	6.7
	$2.9	$6.7
Unrealized gains (losses)
Foreign currency contracts	$—	$(0.5)
Commodity contracts	(2.0)	9.8
DSU contracts	4.4	(1.6)
	$2.4	$7.7